SCHEDULE OF PROPERTY AND EQUIPMENT (Details)	Jun. 30, 2026	Dec. 31, 2025
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, useful lives	10 years	10 years